Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net earnings	[1]	$ 459	$ 992
Depreciation and amortization		1,989	1,799
Share-based compensation (Note 5)		69	104
Impairment of assets (Notes 13,14)		824	120
Net gain on disposal of investment in MOPCO (Note 15)		(250)	0
(Recovery of) provision for deferred income tax		(9)	177
Other long-term assets, liabilities and miscellaneous (Note 16)		(333)	(17)
Cash from operations before working capital changes		2,749	3,175
Receivables		145	(64)
Inventories		85	190
Prepaid expenses and other current assets		(10)	(238)
Payables and accrued charges		354	602
CASH PROVIDED BY OPERATING ACTIVITIES		3,323	3,665
INVESTING ACTIVITIES
Additions to property, plant and equipment (Note 13)		(1,423)	(1,728)
Additions to intangible assets (Note 14)		(126)	(163)
Business acquisitions, net of cash acquired (Note 25)		(233)	(911)
Proceeds from disposal of investment in MOPCO (Note 15)		540	0
Proceeds from disposal of discontinued operations, net of tax		0	55
Purchase of investments		(102)	(198)
Other		140	147
CASH USED IN INVESTING ACTIVITIES		(1,204)	(2,798)
FINANCING ACTIVITIES
Transaction costs on long-term debt		(15)	(29)
(Repayment of) proceeds from short-term debt, net (Note 17)		(892)	216
Proceeds from long-term debt (Note 18)		1,541	1,510
Repayment of long-term debt (Note 18)		(509)	(1,010)
Repayment of principal portion of lease liabilities (Note 18, 19)		(274)	(234)
Dividends paid (Note 23)		(1,030)	(1,022)
Repurchase of common shares (Note 23)		(160)	(1,930)
Issuance of common shares (Note 23)		0	20
CASH USED IN FINANCING ACTIVITIES		(1,339)	(2,479)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS		3	(31)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		783	(1,643)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR		671	2,314
CASH AND CASH EQUIVALENTS - END OF YEAR		1,454	671
Cash and cash equivalents comprised of:
Cash		1,375	532
Short-term investments		79	139
CASH AND CASH EQUIVALENTS - END OF YEAR		1,454	671
SUPPLEMENTAL CASH FLOWS DISCLOSURES
Interest paid		498	505
Income taxes paid		156	29
Total cash outflow for leases		$ 345	$ 345

[1]	All equity transactions were attributable to common shareholders.